Details of Significant Accounts - Income tax, schedule of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax:
Current tax expense recognized for the current period	$ 144	$ 390	$ 300
Prior year income tax underestimation	0	3	9
Total current tax	144	393	309
Deferred income tax:
Origination and reversal of temporary differences	(29)	(101)	(47)
Taxable losses	0	0	155
Total deferred income tax	(29)	(101)	108
Income tax expense	$ 115	$ 292	$ 417